Summary of material accounting policy information (Tables)	12 Months Ended
Dec. 31, 2024
Summary Of Accounting Policies [Abstract]
Schedule of Principal Foreign Currency Exchange Rates
The following table presents the principal foreign currency exchange rates used by the Group to translate other currencies into Euro:

	2024		2023		2022
	At December 31,	Average	At December 31,	Average	At December 31,	Average
U.S. Dollar	1.039	1.082	1.105	1.081	1.067	1.053
Swiss Franc	0.941	0.953	0.926	0.972	0.985	1.005
Chinese Renminbi	7.583	7.787	7.851	7.660	7.358	7.079
Pound Sterling	0.829	0.847	0.869	0.870	0.887	0.853
Hong Kong Dollar	8.069	8.445	8.631	8.465	8.316	8.245
Singapore Dollar	1.416	1.446	1.459	1.452	1.430	1.451
United Arab Emirates Dirham	3.815	3.975	4.058	3.971	3.917	3.867
Japanese Yen	163.060	163.852	156.330	151.990	140.660	138.027
South Korean Won	1,532.150	1,475.404	1,433.660	1,412.880	1,344.090	1,358.073

Schedule of Scope of Consolidation	The following table presents the Group’s scope of consolidation at December 31, 2024 and 2023:

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
				At December 31,
				2024	2023
Companies consolidated on a line-by-line basis
Parent company
Ermenegildo Zegna N.V.	Amsterdam (Netherlands)	9,153,722
Italian subsidiaries
In.co. S.p.A.	Valdilana (BI)	4,050,000	Ermenegildo Zegna N.V.	100%	100%

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
				At December 31,
				2024	2023
Tizeta S.r.l.(10)	Sesto Fiorentino (FI)	284,278	Ermenegildo Zegna N.V.(36.4%) / Tom Ford International LLC (36.4%) /Tom Ford Distribution S.r.l.(27.2%)	100%	100%
Lanificio Ermenegildo Zegna e Figli S.p.A.	Valdilana (BI)	3,100,000	Ermenegildo Zegna N.V.	100%	100%
Ezi S.p.A.	Milan	5,750,000	Ermenegildo Zegna N.V.	100%	100%
EZ Service S.r.l.	Valdilana (BI)	500,000	Ermenegildo Zegna N.V.	100%	100%
Bonotto S.p.A.	Colceresa (VI)	1,239,600	Ermenegildo Zegna N.V.	60%	60%
Cappellificio Cervo S.r.l.	Biella	300,000	Ermenegildo Zegna N.V.	51%	51%
Thom Browne Services Italy S.r.l.	Milan	10,000	Thom Browne Trading SA	92%	90%
Thom Browne Retail Italy S.r.l.	Milan	10,000	Thom Browne Services Italy S.r.l.	92%	90%
Gruppo Dondi S.p.A.	Carpi (MO)	1,502,800	Ermenegildo Zegna N.V.	65%	65%
Tessitura Ubertino S.r.l.	Valdilana (BI)	100,000	Ermenegildo Zegna N.V.	60%	60%
Tom Ford Distribution S.r.l.	Sesto Fiorentino (FI)	117,616	Tom Ford Switzerland Sagl (85.02%) /Tom Ford International LLC (14.98%)	100%	100%
Foreign subsidiaries
Ermenegildo Zegna Giyim Sanayi ve Tic. A. S.	Istanbul (Turkey)	118,291,439	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna H.m.b.H.	Wien (Austria)	610,000	Ermenegildo Zegna N.V.	100%	100%
Société de Textiles Astrum France S.à.r.l.	Paris (France)	500,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna GmbH	Munich (Germany)	6,577,421	Ermenegildo Zegna N.V.	100%	100%
Zegna Japan Co., LTD	Minato-Ku-Tokyo (Japan)	100,000,000	Ermenegildo Zegna N.V.	100%	100%
Fantasia (London) Limited	London (UK)	499,800	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna S.A. de C.V.	Ciudad de Mexico (Mexico)	459,600,000	Ermenegildo Zegna N.V.	100%	100%
Ezeti Portugal. S.A.	Lisbon (Portugal)	800,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Madrid S.A. (6)	Barcelona (Spain)	901,500	Ezeti S.L.	100%	70%
Ezeti S.L.	Barcelona (Spain)	500,032	Italco S.A.	100%	100%
Italco S.A.	Sant Quirze (Spain)	1,911,300	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Czech s.r.o	Prague (Czech Republic)	1,350,000	Ermenegildo Zegna N.V.	100%	100%
Co.Ti. Service S.A.	Stabio (Switzerland)	27,940,000	Ermenegildo Zegna N.V.	100%	100%
Consitex S.A.	Stabio (Switzerland)	15,000,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Corporation	New York, NY	500,000	Ermenegildo Zegna N.V.	100%	100%
Zegna (China) Enterprise Management Co., Ltd.	Shanghai (China)	58,309,140	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna (China) Co., LTD	Shanghai (China)	50,000,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Far-East Pte LTD	Singapore	21,776,432	Consitex S.A.	100%	100%
Ermenegildo Zegna Hong Kong LTD	Hong Kong	538,240,000	Ermenegildo Zegna N.V.	100%	100%
E.Z. Trading (Hong Kong) LTD	Hong Kong	82,120,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Canada Inc.	Toronto (Canada)	700,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Australia PTY LTD	Sydney (Australia)	18,000,000	Ermenegildo Zegna Far-East Pte LTD	100%	100%
E. Z. New Zealand LTD	Auckland (New Zealand)	5,800,000	Ermenegildo Zegna N.V.	100%	100%
Ezesa Argentina S.A. (2)	Buenos Aires (Argentina)	9,421,014	Ermenegildo Zegna N.V. / Italco S.A.	—%	100%
E. Z. Thai Holding Ltd	Bangkok (Thailand)	3,000,000	Ermenegildo Zegna N.V.	49%	49%
The Italian Fashion Co. LTD	Bangkok (Thailand)	16,000,000	E. Z. Thai Holding Ltd (34%)/ Ermenegildo Zegna Far-East Pte LTD (31%)	65%	65%
Zegna South Asia Private LTD	Mumbai (India)	902,316,770	Ermenegildo Zegna N.V.	51%	51%
ISMACO TEKSTİL LİMİTED ŞİRKETİ	Istanbul (Turkey)	10,000,000	Ermenegildo Zegna N.V.	100%	100%
Ezesa Brasil Participacoes LTDA	San Paolo (Brazil)	77,481,487	Ermenegildo Zegna N.V.	100%	100%

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
				At December 31,
				2024	2023
Ermenegildo Zegna (Macau) LTD	Kowloon Bay (Hong Kong)	4,650,000	Consitex S.A.	100%	100%
Ermenegildo Zegna Malaysia Sdn. Bhd.	Kuala Lumpur (Malaysia)	3,000,000	Ermenegildo Zegna Far-East Pte LTD	100%	100%
Ermenegildo Zegna Maroc S.A.R.L.A.U.	Casablanca (Morocco)	530,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Vietnam LLC	Hanoi City (Vietnam)	132,294,900,000	Ermenegildo Zegna N.V.	90%	90%
Zegna Gulf Trading LLC	Dubai (UAE)	300,000	Consitex S.A.	49%	49%
Zegna Consitex Arabia for Trading LLC (4)	Riyadh (KSA)	28,600,000	Consitex S.A.	70%	—%
EZ US Holding Inc.	Wilmington (U.S.A.)	1,000,099	Ermenegildo Zegna N.V.	100%	100%
E.Zegna Attica Single Member Societé Anonyme	Athens (Greece)	650,000	Ermenegildo Zegna N.V.	100%	100%
Zegna for Retail of Readymade and Novelty Clothes W.L.L.	Kuwait City (Kuwait)	125,000	Zegna Gulf Trading LLC	49%	49%
Ermenelgildo Zegna Denmark ApS	Aarhus (Denmark)	400,000	Ermenegildo Zegna N.V.	100%	100%
EZ CA Holding Corp.	Toronto (Canada)	1,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Korea Co. Ltd. (1)	Seoul (Korea)	11,134,170,000	Ermenegildo Zegna N.V.	100%	—%
Ermenegildo Zegna Monaco S.a.r.l. (3)	Principato di Monaco	150,000	Ermenegildo Zegna N.V. (99%) / Consitex S.A. (1%)	100%	—%
Thom Browne Inc. (5)	Wilmington (U.S.A.)	5,510	Ermenegildo Zegna N.V.	92%	90%
Thom Browne Japan Inc.	Tokyo (Japan)	1,000,000	Thom Browne Inc.	92%	90%
Thom Browne Trading SA	Stabio (Switzerland)	100,000	Thom Browne Inc.	92%	90%
Thom Browne France Services	Paris (France)	50,000	Thom Browne Trading SA	92%	90%
Thom Browne UK Limited	Beckenham (UK)	1	Thom Browne Trading SA	92%	90%
Thom Browne (China) Co., Ltd.	Shanghai (China)	195,973,210	Thom Browne Trading SA	92%	90%
Thom Browne (Macau) Limited	Hong Kong	500,000	Thom Browne Trading SA	92%	90%
Thom Browne Canada	Vancouver (Canada)	100	Thom Browne Trading SA	92%	90%
Thom Browne Hong Kong Limited	Hong Kong	500,000	Thom Browne Trading SA	92%	90%
Thom Browne Eyewear (T.B.E.) SA	Stabio (Switzerland)	1,000,000	Thom Browne Trading SA	92%	90%
Thom Browne Eyewear France SAS	Paris (France)	40,000	Thom Browne Eyewear SA	92%	90%
Thom Browne Korea Ltd.	Seoul (South Korea)	100,000,000	Thom Browne Trading SA	92%	90%
Tom Ford International LLC	Delaware (U.S.A.)	10,000,000	EZ US Holding Inc	100%	100%
Tom Ford Switzerland Sagl	Stabio (Switzerland)	1,000,000	Tom Ford International LLC	100%	100%
Tom Ford Showroom Limited	London (UK)	1	Tom Ford Distribution S.r.l.	100%	100%
Tom Ford Retail UK Limited	London (UK)	1	Tom Ford International LLC	100%	100%
Tom Ford Studio Limited	London (UK)	50,000	Tom Ford International LLC	100%	100%
T.F. Property Ltd	London (UK)	1	Tom Ford International LLC	100%	100%
Tom Ford Retail LLC	New York (U.S.A.)	2,060,000	Tom Ford International LLC	100%	100%
Tom Ford Retail Hong Kong Limited	Hong Kong	1,000,000	Tom Ford International LLC	100%	100%
Tom Ford Hong Kong Limited	Hong Kong	1,000	Tom Ford International LLC	100%	100%
Tom Ford Retail Macau Limited	Macau	25,000	Tom Ford Retail Hong Kong Limited (96%) / Tom Ford Hong Kong Limited (4%)	100%	100%
Tom Ford Retail Korea (Yuhan Hoesa)	Seoul (Korea)	50,000,000	Tom Ford International LLC	100%	100%
Tom Ford Retail Japan GK (Godo Kaisha)	Tokyo (Japan)	10,000,000	Tom Ford International LLC	100%	100%
Tom Ford Clothing Retail Shanghai Company Limited	Shanghai (China)	13,900,000	Tom Ford Retail Hong Kong Limited	100%	100%
Italian associates and joint arrangements
Filati Biagioli Modesto S.r.l. (9)	Montale (PT)	16,884,402	Ermenegildo Zegna N.V.	45%	40%
Luigi Fedeli e Figlio S.r.l.	Monza (MB)	3,358,000	Ermenegildo Zegna N.V.	15%	15%
Foreign associates and joint arrangements
Norda Run Inc	Toronto (Canada)	9,696,528	EZ CA Holding Corp.	25%	25%
Other investments valued at fair value

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
				At December 31,
				2024	2023
Acquedotto Piancone S.r.l.	Valdilana (BI)	42,000	Lanificio Ermenegildo Zegna e Figli S.p.A.	67%	67%
Pettinatura di Verrone S.r.l.	Verrone (BI)	3,000,000	Lanificio Ermenegildo Zegna e Figli S.p.A.	15%	15%
Sharmoon.EZ.Garments Co. Ltd (8)	Wenzhou (China)	100,000,000	Ermenegildo Zegna N.V.	5%	50%
F2 S.r.l.	Schio (VI)	90,000	Bonotto S.p.A.	29%	29%
Consorzio Re.Crea (7)	Milan	714,000	Ermenegildo Zegna N.V.	15.4%	15.5%

The following changes in the scope of consolidation of the Group occurred during the year ended December 31, 2024.
(1)On January 1, 2024, the Group acquired a 100% interest in Ermenegildo Zegna Korea Co. Ltd. for cash consideration of €9 million, following which the Group began directly operating its ZEGNA business in South Korea and its network of 15 stores. For additional information see Note 39 — Business combinations;
(2)On February 6, 2024, the Group sold its 100% interest in Ezesa Argentina S.A., following which Ezesa Argentina S.A. was deconsolidated by the Group;
(3)On March 25, 2024, Ermenegildo Zegna Monaco S.a.r.l. was incorporated by the Group, primarily to manage the Group’s operating activities in the Principality of Monaco. The Group held a 100% interest in the company at June 30, 2024;
(4)On April 28, 2024, Zegna Consitex Arabia For Trading LLC, a limited liability company owned by Consitex S.A., was incorporated, primarily to manage the Group’s operating activities in the Kingdom of Saudi Arabia. The Group held a 70% interest in the company at June 30, 2024;
(5)On June 6, 2024, Mr. Thom Browne exercised a put option to sell to the Group an additional 2% of Thom Browne Inc. (the parent company of the Thom Browne group), for total consideration of $25 million (€22,752 thousand), following which the Group holds 92% of Thom Browne group. As a result, the Group derecognized a portion of the liability for the written put option on non-controlling interests for an amount of €22,752 thousand. Additionally, the equity attributable to non-controlling interests was reduced by €3,697 thousand with an offsetting increase to equity attributable to shareholders of the Parent Company. For additional information relating to the put option on non-controlling interests, see Note 28 — Other current and non-current financial liabilities;
(6)On June 27, 2024, Ezeti S.L. acquired the remaining 30% interest in Ermenegildo Zegna Madrid S.A. not previously owned by the Group for cash consideration of €750 thousand, following which the Group owns 100% of the company;
(7)In 2024, the interest held in Consorzio Re.Crea was reduced from 15.5% at December 31, 2023 to 15.4% at December 31, 2024 due to a capital increase of the consortium.
(8)In December, 2024, the Group sold a 45% interest in Sharmoon.EZ.Garments Co. Ltd for a gain of €7,582 thousand, following which the Group continues to own a 5% interest in the company and account for the investment at fair value.
(9)On September 25, 2024, the interest held in Filati Biagioli Modesto S.p.A was increased from 40% to 45% as a following the conversion of a previous equity contribution into share capital.
(10)On October 1, 2024, Pelletteria Tizeta s.r.l., a company fully owned by the Group, changed its name to Tizeta s.r.l. and increased its share capital to €284 thousand.
Schedule of Estimated Useful Lives of the Assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Category of Property, Plant and Equipment	Depreciation Rate
Buildings	3% - 10%
Plants and machinery	12.5% - 17.5%
Industrial and commercial equipment	20% - 25%
Leasehold improvements	10% - 25%
Other tangible assets	10% - 25%

Schedule of Intangible Assets with a Definite Useful Life
Intangible assets with a definite useful life are amortized on a straight-line basis at the following rates:

Category of Intangible Assets with a Finite Useful Life	Depreciation Rate
Concessions, licenses, trademarks and patents(1)	2.5% - 25.0%
Software	10% - 33%
Know how	20%
Development costs and other intangibles	10% - 33%
______________________
(1) The estimated useful life of the license agreement entered into in 2023 as part of the TFI Acquisition, through which the Group is a long-term licensee of ELC for the TOM FORD brand for men’s and women’s fashion and accessories, is 30 years, which includes the 20 guaranteed years as per the contract plus the automatic renewal period of 10 years, which is subject to certain minimum performance conditions that management believes will be satisfied based on the business plan and information currently available.